Income Taxes - Gross Unrecognized Tax Benefits Changes in Balances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Beginning balance	$ 592	$ 592
Increases/(decreases) in tax positions for the current year	(164)	0
Increases/(decreases) in tax positions for the prior year	0	0
Gross unrecognized tax benefits, ending balance	$ 428	$ 592